Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 71,278	$ 317,078	$ 708,256	$ 505,143
Total revenue	71,278	317,078	708,256	505,143
Cost of revenue	(54,024)	(54,618)	(413,612)	(354,768)
Gross profit	17,254	262,460	294,644	150,375
Operating expenses:
Depreciation	495	495	2,683	1,414
Selling, general and administrative	3,489,738	176,623	626,285	437,261
Total operating expenses	3,490,233	177,118	628,968	438,675
Loss from operations	(3,472,979)	85,342	(334,324)	(288,300)
Other income (expenses):
Other income	109	969	1,947	26,416
Charitable Donation	(80,000)	(5,000)
Interest expense	(19,057)	(4,118)	(26,755)	(6,720)
Amortization of debt discount	(5,694)		(11,306)
Total other income (expenses)	(104,642)	(8,149)	(36,114)	19,696
Loss from operations before income taxes	(3,577,621)	77,193	(370,438)	(268,604)
Provision for income taxes
Net loss	$ (3,577,621)	$ 77,193	$ (370,438)	$ (268,604)
Basic and diluted net loss per share attributable to common stockholders	$ (0.43)	$ 0.01	$ (0.02)	$ (0.02)
Basic and diluted weighted average common shares	8,376,111	15,000,000	15,000,000	15,000,000
Diluted net income(loss) per common share	$ (0.43)	$ 0.01
Weighted average number of common shares outstanding - Diluted	8,376,111	15,000,000